Derivative instruments - Contracts Falling under Early Termination Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 3,069	$ 3,606
Collateral posted	3,484	5,388
A3 | A-
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	20	56
Baa2 | BBB
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	545	563
Ba1 | BB+
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 1,803	$ 1,778